UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Name of Fund: Western Asset/Claymore U.S. Treasury Inflation Protected
              Securities Fund

Fund Address: 100 Light Street
              Baltimore, MD  21202

Name and address of agent for service:
     Randolph L. Kohn, President
     Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 100 Light Street
     Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003

Item 1 - Report to Shareholders

Annual Report to Shareholders

STATISTICAL HIGHLIGHTS
(Amounts in Thousands, except per share amounts)

                                          December 31, 2003
                    ---------------------------------------
                    Net Asset Value           $413,210
                      Per Share                 $14.28
                    ---------------------------------------
                    Net Investment Income       $4,732
                      Per Share                  $0.16
                    ---------------------------------------
                    Dividends Paid              $4,656
                      Per Share                  $0.16
                    ---------------------------------------

The Fund
   Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund ("WIA" or the "Fund") is a closed-end, diversified management investment company which seeks to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The shares are listed on the New York Stock Exchange where they are traded under the symbol WIA.

Investment Policies
   The Fund's investment policies include, among others, that its portfolio be invested as follows:

   . At least 80% of total managed assets in U.S. Treasury Inflation Protected Securities.

   . Up to 20% of total managed assets in corporate bonds or other securities and instruments.

   . Preferred shares, together with other forms of leverage (including reverse repurchase agreements and dollar roll transactions), will not exceed 38% of the Fund's total managed assets.

Dividend Reinvestment Plan
   The Fund and EquiServe Trust Company N.A. ("Agent"), as the Transfer Agent and Registrar of WIA, offer a convenient way to add shares of WIA to your account. WIA offers to all common shareholders a Dividend Reinvestment Plan ("Plan"). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WIA unless the shareholder elects otherwise.

   As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WIA, if the market price of the shares on the date of the distribution is at or above the net asset value ("NAV") of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WIA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan
   WIA will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

   You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

                                      1

Annual Report to Shareholders

   Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

   Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, Rhode Island 02940-3011--Investor Relations telephone number (800) 426-5523.

Proxy Voting Policies and Procedures
   You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund's portfolio securities are voted by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the Securities and Exchange Commission's website (http://www.sec.gov).

                        IMPORTANT TAX INFORMATION 2003
                                  (Unaudited)

    The portion of dividends attributable to interest earned on direct obligations of the U.S. government is exempt from state income tax in many states. The percentage of such interest earned by the Fund for each period ended December 31, 2003, is 76.58%:


                                      2

STATISTICAL HIGHLIGHTS--Continued


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


General Market Performance
   The U.S. economy continued to display impressive signs of strength in the fourth quarter of 2003. Although the pace of retail sales appears to have cooled a bit since the third quarter, manufacturing and housing remained quite strong and the labor market continued to firm. Good economic news, coupled with strong productivity and improving earnings, helped drive equity prices higher. Inflation pressures continued to increase in December as the dollar fell, gold rose, commodities surged, and oil prices edged higher. Despite signs of stronger economic activity and rising prices, headline and core CPI inflation registered declines in November, and bond yields declined modestly.

   With economic news still strong but not blazing strong, and with the Fed continuing to insist that a tightening is far out on the horizon, intermediate nominal yields fell 20 basis points/A/ ("bps") or so, while long-term yields fell by only 5 bps. This same pattern--a modest steepening of the yield curve--was repeated in the Treasury Inflation-Protected Securities ("TIPS") market as real yields also declined. Breakeven spreads were little changed for December, although they hovered near relatively high levels as inflation concerns continued to manifest themselves. TIPS received a tiny negative inflation adjustment for the month, repeating what appears to be a regular seasonal pattern.

Fund Performance
   The Fund recorded a total return, based on market value per share, of +1.58% since its inception. During this time period, the stock price has remained stable in a range from $14.92 to $15.70. Since the Fund began on September 30, 2003, there have been three common dividends declared and two paid. No Preferred Dividends were recorded as of 12/31/03. The next common dividend pay date is January 9, 2004.





--------
/A/100basis points = 1%.

                                      3

Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION
December 31, 2003
                                    [CHART]

   BY RATING*
(At Market Value)

AAA                     85.7%
AA                       0.5%
A                        3.1%
BBB                     10.7%



   BY SECTOR*
(At Market Value)

YANKEE BONDS                                            1.9%
CORPORATE BONDS AND NOTES                              13.6%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                 84.5%


                  *EXPRESSED AS A PERCENTAGE OF THE PORTFOLIO

   The pie chart above represents the Fund's portfolio as of December 31, 2003. The Fund's portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation Protected Securities are unrated, but are backed by the full faith and credit of the United States and are therefore considered by the Fund's investment adviser to be comparable to bonds rated AAA/Aaa.

                                      4


PORTFOLIO OF INVESTMENTS
December 31, 2003
(Amounts in Thousands)


Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund


                                                              % OF           MATURITY
                                                           NET ASSETS  RATE    DATE     PAR       VALUE
                                                           ------------------------------------------------
Long-Term Securities                                         143.4%

U.S. Government and Agency Obligations                       121.1%
  Indexed Securities/A/                                      121.1%
    United States Treasury Inflation-Protected Security               3.375% 1/15/07  $  8,174 $   8,855
    United States Treasury Inflation-Protected Security               3.500% 1/15/11   105,129   118,138/B/
    United States Treasury Inflation-Protected Security               3.375% 1/15/12   105,754   118,337/B/
    United States Treasury Inflation-Protected Security               3.000% 7/15/12   113,186   123,390
    United States Treasury Inflation-Protected Security               1.875% 7/15/13   124,000   123,109
    United States Treasury Inflation-Protected Security               3.875% 4/15/29     6,752     8,747
                                                                                               ---------
Total U.S. Government and Agency Obligations
   (Identified Cost--$498,290)                                                                   500,576
-----------------------------------------------------------------------------------------------------------

Corporate Bonds and Notes                                     19.5%

  Aerospace/Defense                                            0.3%
    The Boeing Company                                                6.125% 2/15/33     1,150     1,154
                                                                                               ---------

  Automotive                                                   2.4%
    Ford Motor Company                                                7.450% 7/16/31     2,435     2,461
    Ford Motor Company                                                8.900% 1/15/32     2,175     2,437
    General Motors Corporation                                        8.375% 7/15/33     4,355     5,056
                                                                                               ---------
                                                                                                   9,954
                                                                                               ---------

  Banking and Finance                                          0.3%
    Fuji Co., Ltd.                                                    9.870% 12/31/49    1,025     1,158/C/
                                                                                               ---------

  Cable                                                        0.9%
    Comcast Corporation                                               6.500% 1/15/15     3,455     3,749
                                                                                               ---------

  Chemicals                                                    0.7%
    The Dow Chemical Company                                          7.375% 11/1/29     2,435     2,723
                                                                                               ---------

  Commercial Services and Supplies                             0.2%
    Cendant Corporation                                               7.375% 1/15/13       770       883
                                                                                               ---------

  Computer Services and Systems                                1.0%
    Electronic Data Systems Corporation                               7.450% 10/15/29    4,225     4,225
                                                                                               ---------

  Diversified Financial Services                               0.8%
    General Electric Capital Corporation                              6.750% 3/15/32     2,815     3,116
                                                                                               ---------

  Drug and Grocery Store Chains                                0.2%
    Safeway Inc.                                                      7.250%  2/1/31       770       845
                                                                                               ---------

                                      5

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS--Continued


Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund--Continued

                                           % OF           MATURITY
                                        NET ASSETS  RATE    DATE    PAR       VALUE
                                        -----------------------------------------------

Corporate Bonds and Notes--Continued
  Electric                                 1.9%
    CenterPoint Energy, Inc.                       6.850%  6/1/15  $  510 $      524/C/
    Dominion Resources, Inc.                       6.250% 6/30/12   1,665      1,806
    FirstEnergy Corp.                              7.375% 11/15/31  5,375      5,499
                                                                          ----------
                                                                               7,829
                                                                          ----------

  Energy                                   0.3%
    Duke Energy Corporation                        6.450% 10/15/32  1,150      1,185
                                                                          ----------

  Environmental Services                   1.4%
    Waste Management, Inc.                         7.750% 5/15/32   4,995      5,886
                                                                          ----------

  Food, Beverage and Tobacco               2.1%
    Altria Group, Inc.                             7.750% 1/15/27   3,455      3,728
    Kraft Foods Inc.                               6.500% 11/1/31   2,175      2,273
    Sara Lee Corporation                           6.125% 11/1/32   1,280      1,325
    Tyson Foods, Inc.                              7.000% 1/15/28   1,280      1,271
                                                                          ----------
                                                                               8,597
                                                                          ----------

  Media                                    2.2%
    AOL Time Warner Inc.                           7.700%  5/1/32   4,480      5,229
    News America Holdings                          7.750% 12/1/45   1,535      1,815
    News America Incorporated                      7.625% 11/30/28  1,790      2,073
                                                                          ----------
                                                                               9,117
                                                                          ----------

  Oil and Gas                              0.4%
    Amerada Hess Corporation                       7.125% 3/15/33     895        909
    Conoco Inc.                                    6.950% 4/15/29     770        873
                                                                          ----------
                                                                               1,782
                                                                          ----------

  Photo Equipment and Supplies             0.3%
    Eastman Kodak Company                          7.250% 11/15/13  1,200      1,259
                                                                          ----------

  Special Purpose                          3.1%
    DaimlerChrysler NA Holding Corp.               8.500% 1/18/31   3,840      4,588
    H.J. Heinz Finance Company                     6.750% 3/15/32     770        859
    Sprint Capital Corporation                     8.750% 3/15/32   4,610      5,446
    Verizon Global Funding Corp.                   7.750% 6/15/32   1,665      1,957
                                                                          ----------
                                                                              12,850
                                                                          ----------

                                      6



                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE      PAR        VALUE
                                                   ---------------------------------------------------

Corporate Bonds and Notes--Continued

  Telecommunications                                  0.6%
    AT&T Corp.                                                8.750% 11/15/31 $2,305    $   2,693
                                                                                        ---------

  Telecommunications (Cellular/Wireless)              0.4%
    AT&T Wireless Services Inc.                               8.750%  3/1/31   1,410        1,740
                                                                                        ---------
Total Corporate Bonds and Notes
   (Identified Cost--$79,658)                                                              80,745
------------------------------------------------------------------------------------------------------
Yankee Bonds/D/                                       2.8%

  Manufacturing (Diversified)                         1.8%
    Tyco International Group SA                               6.375% 10/15/11  3,455        3,692
    Tyco International Group SA                               6.875% 1/15/29   3,715        3,808
                                                                                        ---------
                                                                                            7,500
                                                                                        ---------
  Special Purpose                                     1.0%
    Deutsche Telekom International Finance BV                 8.750% 6/15/30   2,175        2,779
    UFJ Finance Aruba AEC                                     6.750% 7/15/13   1,025        1,093
                                                                                        ---------
                                                                                            3,872
                                                                                        ---------
Total Yankee Bonds (Identified Cost--$11,105)                                              11,372
                                                                                        ---------
Total Long-Term Securities
   (Identified Cost--$589,053)                                                            592,693
------------------------------------------------------------------------------------------------------
Short-Term Securities                                 7.1%

  U.S. Government Agency Obligations                  0.5%
    Fannie Mae                                                0.000% 3/24/04   2,150        2,145/E,F/
                                                                                        ---------

  Options Purchased/G/                                0.4%
    U.S. Treasury Note Futures Put, March 2004,
     Strike Price $110                                                         2,000/H/       531
    U.S. Treasury Note Futures Put, March 2004,
     Strike Price $108                                                         1,750/H/       547
    U.S. Treasury Note Futures Put, March 2004,
     Strike Price $109                                                         2,400/H/       338
                                                                                        ---------
                                                                                            1,416
                                                                                        ---------

                                      7

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS--Continued


Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund--Continued

                                                                                      % OF
                                                                                   NET ASSETS   PAR     VALUE
                                                                                   -----------------------------
Short-Term Securities--Continued

  Repurchase Agreements                                                                6.2%
    Credit Suisse First Boston Corporation
     0.97%, dated 12/31/03, to be repurchased at $25,809 on 1/2/04 (Collateral:
     $26,160 Federal Home Loan Bank bonds, 2.25%, due 12/15/05, value $26,361)                $25,808 $  25,808
                                                                                                      ---------
Total Short-Term Securities
   (Identified Cost--$31,961)                                                                            29,369
----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$621,014)                                        150.5%             622,062
Other Assets Less Liabilities                                                         (0.9)%             (3,852)
Liquidation Value of Preferred Shares                                                (49.6)%           (205,000)
                                                                                                      ---------
Net Assets Applicable to Common Shareholders                                         100.0%           $ 413,210
                                                                                                      =========

                                                                  ACTUAL   APPRECIATION/
                                                      EXPIRATION CONTRACTS (DEPRECIATION)
                                                      -----------------------------------
Option Written/G/
  U.S. Treasury Note Futures Call, Strike Price $115  March 2004   1,500        $155
                                                                                ====

--------------------------------------------------------------------------------
/A/Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price
  Index for all urban consumers. Interest is calculated on the basis of the current adjusted principal value.
/B/Collateral to cover reverse repurchase agreements./ /
/C/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.41% of net assets.
/D/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/E/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/F/Collateral to cover option and futures contracts.
/G/Options are discussed in more detail in the notes to financial statements. /H/Represents actual number of contracts.

See notes to financial statements.

                                      8


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Amounts in Thousands)


Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Assets:
 Investments, at value (cost $591,197)                     $594,838
 Repurchase agreement, at cost                               25,808
 Options purchased (cost $4,009)                              1,416
                                                           --------
                                                                    $622,062
 Cash                                                                      1
 Interest and dividends receivable                                     8,858
                                                                    --------
   Total assets                                                      630,921
                                                                    --------
Liabilities:
 Options written (proceeds $882)                                         727
 Payable for:
   Investments purchased                                               9,712
   Offering expense                                                      936
   Investment management and administrative fees                         215
   Servicing agent fee                                                    77
   Income distribution                                                   868
 Accrued expenses and other liabilities                                  176
                                                                    --------
   Total liabilities                                                  12,711
                                                                    --------
Preferred Shares:
 No par value, 8 shares authorized, issued and
   outstanding, $25 liquidation value per share (Note 5)             205,000
                                                                    --------
Net Assets Applicable to Common Shareholders                        $413,210
                                                                    ========
Capital:
 Common shares, no par value, unlimited number of shares
   authorized, 28,939 shares issued and outstanding (Note 4)         411,461
 Under/(over) distributed net investment income                           76
 Accumulated net realized gain/(loss) on investments and
   options                                                               470
 Net unrealized appreciation/(depreciation) on
   investments and options                                             1,203
                                                                    --------
Net Assets                                                          $413,210
                                                                    ========
 Net asset value per share of common share ($413,210 /
   28,939 common shares issued and outstanding)                     $  14.28
                                                                    ========

--------------------------------------------------------------------------------

See notes to financial statements.

                                      9

Annual Report to Shareholders

STATEMENT OF OPERATIONS
(Amounts in Thousands)


Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

                                                                FOR THE
                                                             PERIOD ENDED
                                                          DECEMBER 31, 2003/A/
 -----------------------------------------------------------------------------
 Investment Income:
   Interest income                                              $6,109
                                                                ------
 Expenses:
   Advisory and administration fees                                587
   Servicing agent fee                                             210
   Custodian fees                                                   53
   Audit and legal fees                                             38
   Trustee fees and expenses                                        30
   Preferred share auction fees                                     45
   Registration fees                                                 9
   Reports to shareholders                                          17
   Transfer agent and shareholder serving expense                   15
   Other                                                             2
                                                                ------
     Total operating expenses                                    1,006
     Interest expense                                              371
                                                                ------
   Total expenses                                                1,377
                                                                ------
 Net Investment Income                                           4,732
                                                                ------
 Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) on investments                         470
   Unrealized appreciation/(depreciation) of investments         1,203
                                                                ------
 Net Realized and Unrealized Gain/(Loss) on Investments          1,673
                                                                ------
 Change in Net Assets Resulting From Operations                 $6,405
                                                                ======

--------------------------------------------------------------------------------
/A/For the period September 30, 2003 (commencement of operations) to December
   31, 2003.

See notes to financial statements.

                                      10


STATEMENT OF CHANGES IN NET ASSETS
(Amounts in Thousands)



Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

                                                                              FOR THE
                                                                           PERIOD ENDED
                                                                        DECEMBER 31, 2003/A/
--------------------------------------------------------------------------------------------
Increase in Net Assets Applicable to Common Shareholders:
  Net investment income                                                      $  4,732
  Net realized gain/(loss) on investments and options                             470
  Unrealized appreciation/(depreciation) of investments and options             1,203
                                                                             --------
  Increase in net assets resulting from operations                              6,405
                                                                             --------
Distributions to Common Shareholders:
  From net investment income                                                   (4,656)
                                                                             --------
Capital Transactions:
  Net proceeds from initial offering                                          412,788
  Offering costs related to common shares issuance                               (631)
  Offering costs related to preferred shares issuance                            (305)
  Sales load on issuance of preferred shares                                   (2,050)
  Reinvestment of dividends resulting in the issuance of common shares          1,559
                                                                             --------
                                                                              411,361
                                                                             --------
  Net increase in net assets applicable to common shareholders               $413,110
                                                                             --------
Net Assets:
  Beginning of period                                                             100
  End of period                                                              $413,210
                                                                             ========
  Under/(over) distributed net investment income                             $     76
                                                                             --------

--------------------------------------------------------------------------------
/A/For the period September 30, 2003 (commencement of operations) to December
   31, 2003.

See notes to financial statements.

                                      11

Annual Report to Shareholders

STATEMENT OF CASH FLOWS
(Amounts in Thousands)



Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

                                                                                             FOR THE
                                                                                          PERIOD ENDED
                                                                                       DECEMBER 31, 2003/A/
-----------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Cash:
Cash flows provided from/(used for) operating activities:
  Purchased interest                                                                        $  (3,216)/B/
  Expenses paid                                                                                  (539)
  Interest expense paid                                                                        (1,311)
  Purchase of long-term portfolio investments                                                (596,254)
  Proceeds from sale of long-term investments                                                  14,779
  Net purchases in excess of proceeds from sales of short-term portfolio transactions        (116,450)
  Net premiums received from written options transactions                                         883
                                                                                            ---------
  Net cash provided by/(used for) operating activities                                       (702,108)
                                                                                            ---------
Cash flows provided by/(used for) financing activities:
  Net cash provided by initial public offering                                                412,788
  Cash provided by reverse repurchase agreements                                               88,500
  Net cash provided by preferred shares initial public offering                               202,950
  Cash distributions paid to common shareholders                                               (2,229)
                                                                                            ---------
  Net cash provided by financing activities                                                   702,009
                                                                                            ---------
Net increase in cash:
  Cash at beginning of period                                                                     100
                                                                                            ---------
  Cash at end of period                                                                     $       1
                                                                                            =========
Reconciliation of Net Decrease in Net Assets Resulting From Operations to Net Cash
 Used for Operating Activities:
Net increase in net assets resulting from operations                                        $   6,405
                                                                                            ---------
  Increase in investments                                                                    (709,837)
  Net realized gain on investment transactions                                                   (772)
  Net change in unrealized appreciation/(depreciation) on investments                          (1,203)
  Increase in interest receivable                                                              (7,918)
  Increase in interest expense payable                                                             56
  Increase in accrued expenses and other liabilities                                           11,161
                                                                                            ---------
  Total adjustments                                                                          (708,513)
                                                                                            ---------
Net cash provided by/(used for) operating activities                                        $(702,108)
                                                                                            =========

--------------------------------------------------------------------------------
/A/For the period September 30, 2003 (commencement of operations) to December
   31, 2003.
/B/Amount is negative due to purchased interest that, although receivable, is not considered income.

See notes to financial statements.

                                      12


FINANCIAL HIGHLIGHTS

 Contained below is per share operating performance data for a common share outstanding throughout the period, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                                                                     FOR THE
                                                                                  PERIOD ENDED
                                                                               DECEMBER 31, 2003/A/
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                                $14.33/B/
                                                                                    ---------
  Net investment income                                                                   .16
  Net realized and unrealized gain/(loss) on investments                                (.01)
                                                                                    ---------
Total from investment operations                                                          .15
                                                                                    ---------
Distributions paid to common shareholders from net investment income/C/                 (.16)
                                                                                    ---------
Offering costs charged to paid in capital                                               (.04)
                                                                                    ---------
Net asset value, end of period                                                      $14.28/D/
                                                                                    =========

Market value per share, end of period                                               $15.10/D/
                                                                                    =========
Total return on NAV excluding offering costs                                         0.56%/E/
Total return on market value                                                         1.58%/F/

Ratio of expenses to average weekly net assets (including interest expense)/G/       0.97%/H/
Ratio of net investment income to average daily net assets                           3.35%/H/

Portfolio turnover rate                                                                 2%/I/
Net assets, at end of period (in thousands)                                         $ 413,210

--------------------------------------------------------------------------------
/A/For the period September 30, 2003 (commencement of operations) to December
   31, 2003.
/B/Net of sales load of $0.675 on initial shares issued.
/C/No distributions were paid on Preferred Shares as of December 31, 2003. /D/Net asset value and market value are published in The Wall Street Journal each Monday.
/E/Not annualized. Total return on NAV including offering costs is 0.77%.
/F/Not annualized. Total investment return is calculated assuming a purchase of a common share on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
/G/As a percentage of weekly net assets which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage.
/H/Annualized.
/I/Not annualized.

See notes to financial statements.

                                      13

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands)

1. Significant Accounting Policies:

   Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (the "Fund") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as a diversified, closed-end management investment company. The Fund commenced operations on September 30, 2003.

   The Fund's primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

   Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are generally valued at a readily available market price or, if a market price is not readily available, fair valued at amortized cost.

   Where a security is traded on more than one market, the securities are generally valued on the market considered by the Fund's adviser to be the primary market.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agencies) aggregated $90,803 and $0, respectively, for the period ended December 31, 2003. Purchases and sales of U.S. government and government agency obligations were $509,399 and $12,650, respectively, for the period December 31, 2003.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

                                      14




Options, Futures and Swap Agreements

 The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Short Sales

   The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

Distributions to Common Shareholders

 Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividends less expenses. All premiums and discounts are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security, and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid monthly. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under tax regulations.

Use of Estimates

   The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

   Distributions of $4,656 during the year ended December 31, 2003, were characterized as ordinary income. No capital gain distributions were paid during the year ended December 31, 2003.

   Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and December 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended December 31, 2003, realized capital and currency losses reflected in the accompanying financial statements, which will not be recognized for federal income tax purposes until 2004, are shown in the table below.

                                      15

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS--Continued


   The tax basis components of net assets at December 31, 2003, were:

           Unrealized appreciation                         $  4,296
           Unrealized depreciation                             (663)
                                                           --------
           Net unrealized appreciation/(depreciation)         3,633
           Undistributed ordinary income                        943
           Capital loss carryforwards                          (478)
           Post-October loss push and other loss deferrals   (1,482)
           Paid-in capital                                  410,594
                                                           --------
           Net assets                                      $413,210
                                                           ========

   The difference between book and tax basis unrealized appreciation/(depreciation) is primarily due to the tax deferral of wash sale losses and tax treatment of market discount on certain debt instruments.

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the Fund had capital loss carryforwards of $478, expiring in 2011.

   At December 31, 2003, the cost of investments for federal income tax purposes was $621,022.

3. Financial Instruments:

Options Transactions

   A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in written call and put options during the period was as follows:

                                                Calls               Puts
                                          -------------------------------------
                                           Actual             Actual
                                          Contracts Premiums Contracts Premiums
                                          -------------------------------------
Options outstanding at September 30, 2003      --     $ --      --       $--
Options written                             1,500      882      --        --
Options closed                                 --       --      --        --
Options expired                                --       --      --        --
Options exercised                              --       --      --        --
                                            -----     ----      --       ---
Options outstanding at December 31, 2003    1,500     $882      --       $--
                                            =====     ====      ==       ===

Swap Agreements

   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under the swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund had no open swap agreements at December 31, 2003.

                                      16




Futures

   Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a gain or loss when the contract is closed.

   The Fund may enter into futures contracts in connection with its interest rate management strategy or for other purposes. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates, if applicable. The Fund had no open futures positions at December 31, 2003.

Reverse Repurchase Agreements

   The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer's holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities. In entering into reverse repurchase agreements, the fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or take other actions permitted by law to cover its obligations.

   At the time the Fund enters into a reverse repurchase agreement, it will segregate, on its books, cash, U.S. government securities or other liquid high grade debt obligations having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations. For the period ended December 31, 2003, the average amount of reverse repurchase agreements outstanding was $148,153 and the daily weighted average interest rate was 1.03%.

   As of December 31, 2003, the Fund entered into a reverse repurchase agreement (the "Reverse Repurchase Agreement") with Lehman Brothers, Inc. ("Lehman") for $25,000, which was settled on January 6, 2004. The Reverse Repurchase Agreement was recorded at cost and was fully collateralized by a U.S. Treasury Inflation Protected Security with a market value of $30,019, and a carrying value of $30,000 that matures on January 15, 2011. The implied interest rate on the Reverse Repurchase Agreement was 0.98%. The Fund immediately and subsequently invested the proceeds in a repurchase agreement (the "Repurchase Agreement") with Lehman for $25,000, which agreement was settled on January 6, 2004. The Repurchase Agreement was recorded at cost and was fully collateralized by a U.S. Treasury Inflation Protected Security with a fair value of $30,327, and a carrying value of $30,313 that matures on January 15, 2011. The implied interest rate on the Repurchase Agreement was 1.03%.

   As of December 31, 2003, the Fund entered into another reverse repurchase agreement (the "Reverse Repurchase Agreement") with Lehman for $50,000, which was settled on January 6, 2004. The Reverse Repurchase Agreement was recorded at cost and was fully collateralized by a U.S. Treasury Inflation Protected Security with a fair value of $59,154, and a carrying value of $59,125 that matures on January 15, 2012. The implied interest rate on the Reverse Repurchase Agreement was 0.98%. The Fund immediately and subsequently invested the proceeds in a repurchase agreement (the "Repurchase Agreement") with Lehman for $50,000, which agreement was settled on January 6, 2004. The Repurchase Agreement was recorded at cost and was fully collateralized by a U.S. Treasury Inflation Protected Security with a fair value of $58,537, and a carrying value of $58,500 that matures on January 15, 2011. The implied interest rate on the Repurchase Agreement was 1.03%.

   The net result of this transaction is presented, on the statement of Assets and Liabilities as a component of interest and dividend receivable.

                                      17

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS--Continued


4. Common Shares:

   On September 30, 2003, the Fund completed the initial public offering of 25,251 of common stock. Proceeds paid to the Fund amounted to $361,592 after deduction of sales load of $17,044 and underwriting commissions of $114.

   On October 27, 2003, the Fund's underwriters exercised an option to purchase an additional 1,750 shares of common stock. Proceeds paid to the Fund amounted to $25,061 after deduction of sales load of $1,181 and underwriting commissions of $8.

   On November 11, 2003, the Fund's underwriters exercised an option to purchase an additional 1,825 shares of common stock. Proceeds paid to the Fund amounted to $26,135 after deduction of sales load of $1,232 and underwriting commissions of $8.

   Of the 28,939 shares of common stock outstanding at December 31, 2003, Western Asset Management Company owned 7 shares.

5. Preferred Shares (amounts are not in thousands):

   There are 8,200 shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as set forth in the Fund's Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the "Bylaws"), or as otherwise determined by the Trustees. The 8,200 Preferred Shares outstanding consist of five series: 1,640 shares each of Series M, Series T, Series W, Series TH, and Series F. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

   Dividends on all series of Preferred Shares are cumulative and are paid at a rate typically reset every seven days, based on the results of an auction. Dividend rates were 1.30% for the initial period beginning on December 19, 2003. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

   The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

   Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Loaned:

   The Fund may lend its portfolio securities in order to earn income. The Fund will receive collateral in cash or high quality securities at least equal to the current value of the loaned securities. The Fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities. As of December 31, 2003, there were no securities on loan.

7. Transactions With Affiliates and Certain Other Parties:

   The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company ("Investment Adviser"), which provides for payment of a monthly fee computed at the annual rate of 0.40% of the Fund's average weekly assets. "Average weekly assets" means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating "average weekly assets," neither the liquidation preference of any preferred shares outstanding nor any liabilities associated with any instrument or transactions used by the Investment Adviser to leverage the Fund's portfolio (whether or not such instruments or transactions are "covered" as described in the prospectus) is considered a liability.

                                      18




   Claymore Securities, Inc. ("Servicing Agent") will act as servicing agent for the Fund. For its services the Servicing Agent will receive an annual fee from the Fund, payable monthly in arrears, which will be based on the Fund's average weekly assets in a maximum amount equal to 0.15% of the Fund's average weekly assets.

   Under the administrative agreement with the Fund, Legg Mason Fund Adviser, Inc. ("Administrator"), an affiliate of Western Asset, provides certain administrative and accounting functions for the Fund. In consideration for these services, the Fund will pay the Administrator a fee, paid monthly, at an annual rate of $100.

8. Trustee Compensation (dollar amounts are not in thousands):

   Each Trustee currently receives a fee of $8,000 annually for serving as a Trustee of the Fund and a fee of $1,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $1,500 per year for serving in that capacity. Audit Committee members receive $500 for each meeting, and the Audit Committee Chairman receives an additional $1,500 annually. Other committee members receive $500 per meeting.

                                      19

Annual Report to Shareholders

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund:

 In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and its cash flows, and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2004

                                      20



TRUSTEES AND OFFICERS

 The Trustees and officers of the Fund, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee or officer may have held different positions with such employer(s). A Statement of Additional Information for the Fund includes additional information about the Fund's trustees. You may request a free copy of the Statement of Additional Information by calling 1-800-345-7999. Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 117 East Colorado Blvd., Pasadena, CA 91105.

                                                                                       Number of
                                                                                     Portfolios in
                      Position(s) Term of Office and                                 Fund Complex              Other
                       With the     Length of Time      Principal Occupation(s)       Overseen by          Directorships
    Name and Age         Fund           Served         During the Past Five Years       Trustee           Held by Trustee
--------------------- ----------- ------------------ ------------------------------- ------------- ------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------------------
Peter Erichsen        Trustee and Term expires in    Vice President, General         2             Trustee of Western Asset/
Age 47                Chairman of 2005; served       Counsel and Secretary of the J.               Claymore U.S. Treasury
                      the Board   since August       Paul Getty Trust (2001 -                      Inflation Protected Securities
                      of Trustees 2003               present); Governor of the                     Fund 2 (2004 - present).
                      (1)(2)                         Philadelphia Stock Exchange
                                                     (1999 - present); Chairman of
                                                     the Philadelphia Stock
                                                     Exchange's Audit Committee
                                                     (1999 - present). Formerly:
                                                     Vice President and General
                                                     Counsel of the University of
                                                     Pennsylvania (1997 - 2001).
---------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg      Trustee     Term expires in    Founding partner of Nyberg &    2             Trustee of MBIA/Claymore
Age 50                (1)(2)      2005; served       Gustafson, a law firm                         Managed Duration Investment
                                  since August       specializing in corporate law,                Grade Municipal Fund (2003 -
                                  2003               estate planning and business                  present); Trustee of Advent
                                                     transactions (2000 - present).                Claymore Convertible
                                                     Formerly: Executive Vice                      Securities & Income Fund
                                                     President, General Counsel                    (2003 -  present); Trustee of
                                                     and Corporate Secretary of                    Dreman/Claymore Dividend &
                                                     Van Kampen Investments, an                    Income Fund (2003 - present);
                                                     investment advisory firm                      Trustee of Western Asset/
                                                     (1982 - 1999); Associate at                   Claymore U.S. Treasury
                                                     Querrey & Harrow, a law firm                  Inflation Protected Securities
                                                     (1978 - 1982).                                Fund 2 (2004 -  present).
---------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr. Trustee     Term expires in    Formerly: Vice President,       2             Trustee of MBIA/Claymore
Age 45                (1)(2)      2006; served       Manager and Portfolio                         Managed Duration Investment
                                  since August       Manager of Nuveen Asset                       Grade Municipal Fund (2003 -
                                  2003               Management, an investment                     present); Trustee of Advent
                                                     advisory firm (1998 - 1999),                  Claymore Convertible
                                                     Vice President and Portfolio                  Securities & Income Fund
                                                     Manager of Nuveen                             (2003 -  present); Trustee of
                                                     Investment Advisory                           Dreman/Claymore Dividend &
                                                     Corporation, an investment                    Income Fund (2003 - present);
                                                     advisory firm (1992 - 1999),                  Trustee of Western Asset/
                                                     Vice President and Manager of                 Claymore U.S. Treasury
                                                     Nuveen Unit Investment Trusts                 Inflation Protected Securities
                                                     (1991 - 1998) and Assistant                   Fund 2 (2004 -  present).
                                                     Vice President and Portfolio
                                                     Manager of Nuveen Unit
                                                     Trusts (1988 - 1990), each of
                                                     John Nuveen & Company, Inc.
                                                     (1982 - 1999).
---------------------------------------------------------------------------------------------------------------------------------

                                      21

Annual Report to Shareholders

TRUSTEES AND OFFICERS--Continued

                                                                                     Number of
                                                                                   Portfolios in
                    Position(s) Term of Office and                                 Fund Complex              Other
                     With the     Length of Time      Principal Occupation(s)       Overseen by          Directorships
   Name and Age        Fund           Served         During the Past Five Years       Trustee           Held by Trustee
------------------- ----------- ------------------ ------------------------------- ------------- ------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso    Trustee     Term expires in    Senior Managing Director and    2             Trustee of MBIA/Claymore
Age 38                          2004; served       General Counsel of Claymore                   Managed Duration Investment
(3)                             since August       Securities, Inc. (2001 -                      Grade Municipal Fund
                                2003               present) and Claymore                         (2003 - present); Director of
                                                   Advisors, LLC (2003 - present);               F&C/Claymore Preferred
                                                   Vice President and Assistant                  Securities Income Fund, Inc.
                                                   Secretary of F&C/Claymore                     (2002 - present); Trustee of
                                                   Preferred Securities Income                   Advent Claymore Convertible
                                                   Fund, Inc. (2002 - present)                   Securities & Income Fund
                                                   and Flaherty & Crumrine/                      (2003 - present); Trustee of
                                                   Claymore Total Return Fund,                   Western Asset/Claymore U.S.
                                                   Inc. (2003 - present); Manager                Treasury Inflation Protected
                                                   of Claymore Fund                              Securities Fund 2
                                                   Management Company LLC                        (2004 - present).
                                                   (2002 - present); Vice
                                                   President of Boyar Value Fund
                                                   (2003 - present). Formerly:
                                                   Assistant General Counsel of
                                                   John Nuveen and Company,
                                                   Inc. (1999 - 2001); Vice
                                                   President and Associate
                                                   General Counsel of Van
                                                   Kampen Investments
                                                   (1992 - 1999).
-------------------------------------------------------------------------------------------------------------------------------
Randolph L. Kohn    Trustee     Term expires in    President, Western Asset/       2             Trustee of Western Asset/
Age 57              and         2006; served       Claymore U.S. Treasury                        Claymore U.S. Treasury
(4)                 President   since August       Inflation Protected Securities                Inflation Protected Securities
                                2003               Fund 2 (2004 - present).                      Fund 2.
                                (5)                Formerly: Director, Global
                                                   Client Services and Marketing,
                                                   Western Asset Management
                                                   Company (1984 - 2002);
                                                   Director (1996 - 2001) and
                                                   Chairman (2000 - 2001),
                                                   Arroyo Seco, Inc.; Director of
                                                   Marketing, American Express
                                                   Asset Management (1982 -
                                                   1984); Director of Marketing,
                                                   First Asset Management
                                                   (1979 - 1982); Marketing
                                                   Executive, Kemper Financial
                                                   Services (1975 - 1979).
-------------------------------------------------------------------------------------------------------------------------------

                                      22



                                                                                    Number of
                                                                                  Portfolios in
                   Position(s) Term of Office and                                 Fund Complex       Other
                    With the     Length of Time      Principal Occupation(s)       Overseen by   Directorships
   Name and Age       Fund           Served         During the Past Five Years       Trustee    Held by Trustee
------------------ ----------- ------------------ ------------------------------- ------------- ---------------
     Officers
---------------------------------------------------------------------------------------------------------------
Gregory B. McShea  Vice        Served since       Head of Compliance, Western     N/A           N/A
Age 37             President   August 2003        Asset Management Company
(6)                            (5)                (2003 - present); Vice
                                                  President, Western Asset/
                                                  Claymore U.S. Treasury
                                                  Inflation Protected Securities
                                                  Fund 2 (2004 - present).
                                                  Formerly: Associate General
                                                  Counsel and Compliance
                                                  Director, Private Client Group,
                                                  Legg Mason Wood Walker,
                                                  Incorporated, a brokerage firm
                                                  ("LMWW"), and an affiliate of
                                                  Western Asset (1997 - 2003).
---------------------------------------------------------------------------------------------------------------
Marie K. Karpinski Treasurer   Served since       Vice President, LMWW (1992 -    N/A           N/A
Age 54                         August 2003        present); Vice President and
100 Light Street               (5)                Treasurer of all Legg Mason
Baltimore, MD                                     retail, open-end investment
21202                                             companies (1986 - present);
(6)                                               Vice President and Treasurer
                                                  of Legg Mason Charles Street
                                                  Trust, Inc., an open-end
                                                  investment company (1998 -
                                                  present); Treasurer and
                                                  Principal Financial and
                                                  Accounting Officer of Pacific
                                                  American Income Shares, Inc.,
                                                  (closed-end investment
                                                  company) (2001 - present);
                                                  Western Asset Funds, Inc.
                                                  (1990 - present); Western
                                                  Asset Premier Bond Fund
                                                  (2001 -present) and Western
                                                  Asset/Claymore U.S. Treasury
                                                  Inflation Protected Securities
                                                  Fund 2 (2004 - present).
                                                  Formerly: Assistant Treasurer
                                                  of Pacific American Income
                                                  Shares, Inc. (1988 - 2001).
---------------------------------------------------------------------------------------------------------------

                                      23

Annual Report to Shareholders

TRUSTEES AND OFFICERS--Continued

                                                                                         Number of
                                                                                       Portfolios in
                   Position(s) Term of Office and                                      Fund Complex       Other
                    With the     Length of Time         Principal Occupation(s)         Overseen by   Directorships
   Name and Age       Fund           Served            During the Past Five Years         Trustee    Held by Trustee
------------------ ----------- ------------------ ------------------------------------ ------------- ---------------
     Officers
--------------------------------------------------------------------------------------------------------------------
Erin K. Morris     Assistant   Served since       Assistant Vice President of          N/A           N/A
Age 37             Treasurer   August 2003        LMWW (2002 - present);
100 Light Street               (5)                Assistant Treasurer of Legg
Baltimore, MD                                     Mason Income Trust, Inc., Legg
21202                                             Mason Cash Reserve Trust, Legg
(6)                                               Mason Tax Exempt Trust, Inc.,
                                                  Legg Mason Tax-Free Income
                                                  Fund, Pacific American Income
                                                  Shares, Inc., Western Asset
                                                  Funds, Inc. and Western Asset
                                                  Premier Bond Fund (2001 -
                                                  present) and Western Asset/
                                                  Claymore U.S. Treasury Inflation
                                                  Protected Securities Fund 2
                                                  (2004 - present); Manager, Fund
                                                  Accounting, LMWW
                                                  (2000 - present). Formerly:
                                                  Assistant Manager, Fund
                                                  Accounting, LMWW
                                                  (1993 - 2000).
--------------------------------------------------------------------------------------------------------------------
Anne S. Kochevar   Secretary   Served since       Vice President, Compliance,          N/A           N/A
Age 40                         August 2003        Claymore Securities, Inc. (2002 -
210 N. Hale Street             (5)                present) and Claymore Advisors,
Wheaton, IL                                       LLC (2003 - present); Secretary,
60187                                             Western Asset/Claymore U.S.
(6)                                               Treasury Inflation Protected
                                                  Securities Fund 2 (2004 -  present);
                                                  Advertising Principal, Allstate
                                                  Financial Services (2001 - 2002);
                                                  Compliance Coordinator, John
                                                  Nuveen & Company, Inc. (2000 -
                                                  2001); Vice President &
                                                  Compliance Director of: Van
                                                  Kampen Management Inc., an
                                                  investment advisory firm (1999 -
                                                  2000); Van Kampen Investments
                                                  (1992 - 2000); Van Kampen
                                                  Investment Advisory Corp. (1999 -
                                                  2000); Van Kampen Funds Inc.
                                                  (1999 - 2000); Van Kampen Asset
                                                  Management Inc. (1999 - 2000);
                                                  Van Kampen Advisors Inc.
                                                  (1999 - 2000).
--------------------------------------------------------------------------------------------------------------------

/(1)/Member of the Audit Committee of the Board of Trustees.
/(2)/Member of the Governance and Nominating Committee of the Board of Trustees. /(3)/Mr. Dalmaso may be deemed an "interested person" (as defined in section
     2(a)(19) of the 1940 Act) of the Fund on the basis of his position as an officer of Claymore Securities, Inc., the Fund's shareholder servicing agent , and his ownership of an interest therein.
/(4)/Mr. Kohn is an "interested person" (as defined above) of the Fund on the basis of his former employment with Western Asset and certain of its affiliated entities (as disclosed above), as well as his ownership of certain shares of common stock of Legg Mason, Inc., Western Asset's parent company.
/(5)/Each officer shall hold office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.
/(6)/Officers of the Fund are interested persons (as defined in the 1940 Act).

                                      24

Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

      THE REGISTRANT, WESTERN ASSET/CLAYMORE U.S. TREASURY INFLATION PROTECTED SECURITIES FUND, HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.


Item 3 - Audit Committee Financial Expert

Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

      THE TRUSTEES OF WESTERN ASSET/CLAYMORE U.S. TREASURY INFLATION PROTECTED SECURITIES FUND DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

      MR. RONALD E. TOUPIN, JR. IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

  (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      FY 02 - $0
      FY 03 - $59,000

  (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
      (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

      FY 02 - $0
      FY 03 - $14,000

      REVIEW OF THE RATING AGENCY COMPLIANCE TESTING FOR THE REGISTRANT'S AUCTION MARKET PREFERRED SHARES OUTSTANDING.

  (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

      FY 02 - $0
      FY 03 - $4,200

      SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

  (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
      (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

      NOT APPLICABLE.

  (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      THE AUDIT COMMITTEE'S ONLY POLICY IS DELEGATION TO ITS CHAIRPERSON OF THE AUTHORITY TO PRE-APPROVE ITEMS THAT REQUIRE A DECISION PRIOR TO THE NEXT MEETING OF THE COMMITTEE.

      (2) Disclose the percentage of services described in each of paragraphs
      (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      NONE.

  (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      NOT APPLICABLE.

  (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      FY 02 - $542,653
      FY 03 - $883,350

  (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      THE MEMBERS OF THE AUDIT COMMITTEE OF WESTERN ASSET/CLAYMORE U.S. TREASURY INFLATION PROTECTED FUND HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT WERE NOT PRE-APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.


Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

      A COPY OF THE PROXY VOTING POLICIES AND PROCEDURES IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 8 - Reserved

Item 9 - Controls and Procedures

  (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

      WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

  (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

  (a) File the exhibits listed below as part of this Form.
  (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

      (ATTACHED)

  (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

      (ATTACHED)

  (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
      78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

      (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By: /s/ Randolph L. Kohn
    --------------------

Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:  2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randolph L. Kohn
    --------------------

Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:  2/20/04


By: /s/ Marie K. Karpinski
    ----------------------

Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date:  2/20/04